INSURANCE RESERVES (Tables)	12 Months Ended
Dec. 31, 2014
Insurance Loss Reserves Tables [Abstract]
INSURANCE RESERVES

	2013	2014
	(EUR in millions)
Property and casualty reserves
Reserve for outstanding claims and claim adjustment expenses as at January 1,	638	603
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	114	110
Change in provision for insured events of prior years	(10)	(36)
Total incurred claims and claim adjustment expenses	104	74
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(37)	(32)
Claims and claim adjustment expenses attributable to insured events of prior years	(83)	(68)
Total payments	(120)	(100)
Changes in unearned premium reserves	(19)	1
Reserves for outstanding claims and claim adjustment expenses as at December 31,	603	578

The share of reinsurers in property and casualty insurance reserves amounted to EUR 588 million and EUR 330 million at December 31, 2013 and 2014 respectively. The change in the provision for insured events of prior years is due to the adjustment of the case reserves as new information becomes available.

	2013	2014
	(EUR in millions)
Future policy benefit liabilities
Mathematical and other future policy benefit liabilities at 1 January	1,879	1,901
Increase in reserves	300	23
Paid claims and other movements	(278)	(254)
Mathematical and other future policy benefit liabilities at December 31,	1,901	1,670
Total insurance reserves	2,504	2,248

Insurance Reserves Reinsurance Arrangements Tables [Text Block]

Income from insurance operations at December 31, comprised:

	2012	2013	2014
	(EUR in millions)
Gross written premiums	630	511	506
Cancellation commissions	3	2	2
Total income from insurance operations	633	513	508

Insurance Reserves Reinsurance Tables [Text Block]

Reinsurance

We assume and cede reinsurance with other insurance companies, mainly in the property and casualty lines of business.
Our reinsurance program consists of non-proportional treaties in motor and property, per risk and catastrophe business, which are our main lines of property and casualty business. Other lines of business are covered mainly by proportional treaties.
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

Short-duration life insurance contracts
	2012	2013	2014
	(EUR in millions)
Premiums written	226	153	160
Reinsurance ceded	(4)	(4)	-
Net written premiums	222	149	160

Premiums earned	233	151	160
Reinsurance ceded	(8)	(8)	-
Net earned premiums	225	143	160

Included in premiums earned for 2012, 2013 and 2014 are premiums assumed of NIL, 1 and EUR NIL million respectively.
Net premiums earned on long-duration life insurance contracts amounted to EUR 87 million, EUR 151 million and EUR 94 million for 2012, 2013 and 2014 respectively.

Property and casualty insurance contracts
	2012	2013	2014
	(EUR in millions)
Direct premiums written	310	259	238
Reinsurance assumed	7	8	7
Reinsurance ceded	(73)	(58)	(70)
Net premiums written	244	209	175

Direct premiums earned	372	279	244
Reinsurance assumed	4	4	4
Reinsurance ceded	(70)	(60)	(71)
Net premiums earned	306	223	177